Exhibit 99.9

NISSAN MASTER OWNER TRUST RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-Nov-17	15-Nov-17	15-Dec-17
To	30-Nov-17	15-Dec-17
Days	32

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$293,210,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,543,210,000.00

Required Participation Amount	$1,543,210,000.00
Excess Receivables	$27,411,519.83

Total Collateral	1,570,621,519.83

Collateral as Percent of Notes	125.65%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,491,046,840.51
Total Principal Collections	($2,194,812,700.81)
Investment in New Receivables	$1,870,659,213.92
Receivables Added for Additional Accounts	$0.00
Repurchases	$0.00
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($790,946,570.94)
Less Servicing Adjustment	($4,322,701.50)

Ending Balance	$5,371,624,081.18

SAP for Next Period	29.24%

Average Receivable Balance	$5,538,974,954.62
Monthly Payment Rate	39.62%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$18,926,369.96
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$18,926,369.96

Series Allocation Percentage at Month-End	29.24%
Floating Allocation Percentage at Month-End	92.41%

Expected Final	Accumulation	Early Redemption
Payment Date	Period	Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	32
LIBOR	1.244940%
Applicable Margin	0.320000%
	1.564940%

	Actual	Per $1000
Interest	1,738,822.22	1.39
Principal	—	—

		1.39
		0.0156494
Total Due Investors	1,738,822.22
Servicing Fee	1,286,008.33

Excess Cash Flow	2,089,069.40

Reserve Account
Required Balance	$6,250,000.00
Current Balance	$6,250,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.69%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		6.90%